Income Taxes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	10.00%
Percentage Of Surtax Rate	10.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	17.00%	17.00%	17.00%
Income Tax Exemption Per Basic and Diluted Earnings Share	$ 0.01	$ 0.01	$ 0.01
Undistributed Earnings of Foreign Subsidiaries	$ 642,591
Deferred Tax Assets, Valuation Allowance	$ 51,242	$ 44,320	$ 40,966	$ 38,347
Percentage Of Income Tax Payable	50.00%
Percentage Of Research and Development Expenditure For Current Year On Investment Tax Credit	15.00%
Cap Percentage Of Income Tax Payable For Current Year	30.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 1,052	1,335
Combined Tax Rate	23.85%
Tax Exemption From Income	$ 3,922	1,759	2,843
Income Tax Expense (Benefit)	10,671	11,405	21,591
Income Tax Reconciliation, Tax Credits, Investment	4,970	4,242	4,525
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0	110
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	108	106
Himax Media Solution, Inc [Member]
Income Tax [Line Items]
Income Tax Expense (Benefit)	(275)	0	$ (1,221)
Except For Himax Taiwan, Himax Semiconductor, Himax Korea, Himax Japan, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 51,242	$ 44,320